Additional disclosures to financial instruments	12 Months Ended
Dec. 31, 2021
Additional disclosures to financial instruments
Additional disclosures to financial instruments

12. Additional disclosures to financial instruments

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Based on the inputs used, the following hierarchy for determining the fair value of financial instruments is defined:

●	Level 1: Quoted prices of the respective financial asset or financial liability in active markets

●	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

●	Level 3: Input parameters not based on observable market data

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2021	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	--	31,660

Current assets	13,525	--	18,131	--	31,656

Cash and cash equivalents	--	--	7,027	--	7,027

Financial assets	13,525	--	4,997	--	18,522	10,699	2,826	--	13,525
Bond funds	10,699	--	--	--	10,699	10,699	--	--	10,699
Term deposit	--	--	2,655	--	2,655	--	--	--	--
Restricted cash	--	--	2,342	--	2,342	--	--	--	--
Derivative financial instruments	2,826	--	--	--	2,826	--	2,826	--	2,826

Trade receivables, net	--	--	6,107	--	6,107

Non-current assets	--	4	--	--	4

Financial assets	--	4	--	--	4	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4

Total liabilities	516	--	--	26,672	30,414

Current liabilities	--	--	--	16,879	17,476

Trade payables	--	--	--	2,594	2,594

Financial liabilities	--	--	--	14,285	14,882	--	--	15,362	15,362
Long-term debt	--	--	--	14,285	14,285	--	--	15,362	15,362
Lease liability	--	--	--	--	597	--	--	--	n/a

Non-current liabilities	516	--	--	9,793	12,938

Financial liabilities	516	--	--	9,793	12,938	--	516	13,826	14,342
Derivative financial instruments	516	--	--	--	516	--	516	--	516
Long-term debt	--	--	--	9,793	9,793	--	--	13,826	13,826
Lease liability	--	--	--	--	2,613	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2020	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	20,008	--	15,360

Current assets	5,351	--	10,004	--	15,355

Cash and cash equivalents	--	--	5,324	--	5,324

Financial assets	5,351	--	--	--	5,351	2,984	2,367	--	5,351
Bond funds	984	--	--	--	984	984	--	--	984
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Derivative financial instruments	2,367	--	--	--	2,367	--	2,367	--	2,367

Trade receivables, net	--	--	4,680	--	4,680

Non-current assets	--	5	--	--	5

Financial assets	--	5	--	--	5	--	--	5	5
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	808	--	--	25,108	29,040

Current liabilities	808	--	--	20,606	21,726

Trade payables	--	--	--	1,956	1,956

Financial liabilities	808	--	--	18,650	19,770	--	808	24,858	25,666
Derivative financial instruments	808	--	--	--	808	--	808	--	808
Long-term debt	--	--	--	18,650	18,650	--	--	24,858	24,858
Lease liability	--	--	--	--	312	--	--	--	n/a

Non-current liabilities	--	--	--	4,502	7,314

Financial liabilities	--	--	--	4,502	7,314	--	--	4,203	4,203
Long-term debt	--	--	--	4,502	4,502	--	--	4,203	4,203
Lease liability	--	--	--	--	2,812	--	--	--	n/a

The financial assets with a carrying amount of kEUR 18,526 reported on the Company’s statement of financial position at December 31, 2021 were comprised of investments in three bond funds (kEUR 10,699, thereof kEUR 0 restricted), a term deposit (kEUR 2,655), restricted cash (kEUR 2,342) and a derivative financial instrument (kEUR 2,826), all reported as current financial assets and equity securities (kEUR 4), reported as a non-current asset.

The financial assets with a carrying amount of kEUR 5,356, reported on the Company’s statement of financial position at December 31, 2020 were comprised of investments in two bond funds (kEUR 2,984, thereof kEUR 2,000 restricted), a derivative financial instrument (kEUR 2,367), all reported as current financial assets and equity securities (kEUR 5), reported as a non-current asset.

The valuation techniques used to determine the fair value of financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company. Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair values.

The fair values of the derivative financial instruments that are not traded in an active market are determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of each quarter. As of December 31, 2021 and 2020, there were no transfers of financial instruments measured at fair value between level 1 and level 2.

The following table presents the changes in level 3 instruments for the twelve months ended December 31, 2021:

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3 into level 1	(5)
Income (expense) recognised in other comprehensive income	—
Balance at December 31, 2021	—

The investment in equity securities has been listed on a stock exchange. As it is now possible to determine the fair value of this investment using quoted prices or observable market data, it has been reclassified from level 3 into level 1 on June 30, 2021.

The following table provides an overview of the gains and losses for financial assets and liabilities measured at AC and FVTPL:

	Year Ended December 31,
	2021	2020

	(€ in thousands)
Financial assets measured at amortized cost	347	(31)
Total interest expense	(9)	(3)
Other operating income from change of impairment	62	182
Other operating income from unrealized foreign currency translation	511	50
Other operating expense from change of impairment	(120)	(120)
Other operating expense from unrealized foreign currency translation	(97)	(140)
Financial assets measured at fair value through profit or loss	265	94
Income from revaluation of derivative financial instruments	460	93
Fair value valuation of financial assets	(291)	(10)
Payout of bond funds	96	78
Other operating income from unrealized foreign currency translation	--	32
Other operating expense from unrealized foreign currency translation	--	(99)
Financial liabilities measured at amortized cost	(2,305)	(1,769)
Total interest expense	(2,299)	(1,769)
Other operating income from unrealized foreign currency translation	--	3
Other operating expense from unrealized foreign currency translation	(6)	(3)
Financial liabilities measured at fair value through profit or loss	292	(808)
Income from revaluation of derivative financial instruments	292	--
Expense from revaluation of derivative financial instruments	--	(808)
Total	(1,401)	(2,514)

Total interest income from financial assets measured at FVTPL is a combination of fair value changes in kEUR 460 (2020: kEUR 93) and interest income from bond funds of kEUR 96 (2020: kEUR 78).

Total interest expense from financial assets measured at FVTPL is a combination of fair value changes in kEUR 291 (2020: kEUR 10) and interest expense from bond funds of kEUR 0 (2020: kEUR 0).

Total interest income from financial liabilities measured at FVTPL is the fair value changes in kEUR 292 (2020: kEUR 0).

Total interest expense from financial liabilities measured at FVTPL is the fair value changes in kEUR 0 (2020: kEUR 808).

The following table provides an overview of all outstanding loans voxeljet entered into:

				December 31, 2021		December 31, 2020
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	2.29%	2021	700	--	700	110
Secured bank loan	EUR	2.35%	2021	1,000	--	1,000	70
Secured bank loan	EUR	2.47%	2038	2,000	1,616	2,000	1,695
Secured bank loan	EUR	2.72%	2038	1,000	809	1,000	848
Secured bank loan	EUR	2.42%	2038	500	409	500	429
Secured bank loan	EUR	2.73%	2037	500	411	500	472
Secured bank loan	EUR	1.75%	2040	1,000	823	1,000	887
Secured bank loan	EUR	2.48%	2022	675	96	675	238
Secured bank loan	EUR	2.49%	2024	500	233	500	332
Unsecured bank loan	EUR	3.92%	2025	29	19	29	24
Unsecured bank loan	USD	2.90%	2022	40	2	40	10
Secured bank loan	EUR	0.00%	2022	10,000	13,528	10,000	12,549
Secured bank loan	EUR	12.00%	2025	5,000	6,124	5,000	5,478
Total interest-bearing liabilities				22,944	24,070	22,944	23,142

The secured bank loans are secured over land and buildings with land charges amounting to kEUR 15,000 (2020: kEUR 15,000), machinery and equipment, restricted cash and pledged bond funds with a carrying amount of kEUR 569 (2020: kEUR 1,104), kEUR 2,342 (2020: kEUR 0) and kEUR 0 (2020: kEUR 2,000), respectively.

In 2016, voxeljet concluded loan agreements with Kreissparkasse Augsburg, Germany, to finance the construction of new office and production facilities in Friedberg: (i) in February 2016, the Company entered into a € 2.0 million loan agreement due May 31, 2038. Interest is payable at a fixed rate of 2.47%; (ii) in February 2016, the Company entered into a € 1.0 million loan agreement due April 30, 2038. Interest is payable at a fixed rate of 2.72%; (iii) in February 2016, the Company entered into a € 1.0 million loan agreement due April 30, 2040. Interest is payable at a variable rate of 1.75%; (iv) In December 2016, the Company entered into a € 0.5 million loan agreement due July 30, 2038. Interest is payable at a fixed rate of 2.42%; and (v) in December 2016, the Company entered into a € 0.5 million loan agreement due September 30, 2037. Interest is payable at a fixed rate of 2.73%. Among other terms, the loan agreements contain (i) certain covenants, including that voxeljet deposit € 2.0 million with Kreissparkasse Augsburg until it has reached a certain ratio with respect to its ability to service the debt by the end of fiscal year 2019, and (ii) change of control provisions concerning the ownership of the Company by its executive officers, Dr. Ingo Ederer and Rudolf Franz. As of December 31, 2019, voxeljet was in non-compliance with that ratio and therefore pledged € 2.0 million of bond funds for the benefit of the lender. In 2021, the pledged bond funds were exchanged by a pledge of an USD amount equivalent to € 2.0 million. The collateral is pledged until voxeljet reaches certain ratio with respect to its ability to service the debt. In addition, the land owned by voxeljet upon which the facilities will be built as well as three 3D printers will serve as collateral under the loan agreements.

In April 2019, voxeljet entered into a loan agreement with Kreissparkasse Augsburg, Germany, to finance self-manufactured 3D printers which are operated in the German service center amounting to kEUR 500. The maturity date is five years after draw down and the drawn down occurred at the end of April 2019. The fixed interest rate amounts to 2.49%. voxeljet pledged two 3D printers from property plant and equipment as collateral.

On November 9, 2017, the EIB and the Company entered into the Finance Contract and a Synthetic Warrant Agreement (the “Synthetic Warrant Agreement”) to support the Company’s undertaking of research and development projects for growth from 2017 to 2020 and beyond. The contract provides a credit of up to € 25 million in three tranches of € 10 million, € 8 million, and € 7 million.

Under the Finance Contract, the Company may borrow under the credit up to € 25 million, subject to a limit of 50% of the total research and development expenditures and manufacturing capital expenditures from 2017 to 2020 and beyond. The interest rates for the three tranches are 0%, 7% and 3%, respectively. The Company may borrow the second and third tranche only if certain revenue and EBITDA levels are met. The Finance Contract also includes a financial covenant that requires the Company to meet certain minimum financial ratios from 2019 to 2025. Under a First Demand Guarantee Agreement the Finance Contract is guaranteed by the voxeljet USA subsidiary.

At the time the first tranche of € 10 million was received on December 22, 2017, the EIB under the Synthetic Warrant Agreement was entitled to receive as consideration cash equal to the market value of 195,790 ordinary shares of the Company (or equivalent number of ADS of the Company) at the maturity date (5 years after draw down), after the occurrence of a trigger event, or on the expiration date (10 years after draw down). Under the anti-dilution protection clause of the agreement the number of ordinary shares under the Synthetic Warrant Agreement was increased to 254,527 as a result of the capital increase effective October 17, 2018 and November 1, 2018. As a result of the capital increases in January and February 2021, also under the anti-dilution protection clause, the number of ordinary shares under the Synthetic Warrant Agreement was increased to 310,558. Due to a further capital increase in July 2021, also under the anti-dilution protection clause, the number of ordinary shares under the Synthetic Warrant Agreement was increased to 369,828.

The Company has breached its Total Net Financial Debt to EBITDA ratio financial covenant and was in non-compliance with the letters of credit limit under the Finance Contract with the EIB as of December 31, 2019, under which the Company has to comply with certain minimum thresholds. As a result of the breach, the Company reclassified the face value of the loan of kEUR 10,000 from a non-current liability to a current liability as of December 31, 2019. After negotiations with the EIB, which started in July 2019, in March 2020, voxeljet received a waiver for the covenant breach in 2019 and also a grace period until March 31, 2021, within which voxeljet could rectify the breach and during which the EIB could not demand immediate repayment. In return, the Company registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the EIB in March 2020. In June 2020, the Company announced that the EIB and voxeljet further expanded their partnership. The EIB disbursed € 5.0 million of the second tranche (tranche B1) of the loan in June 2020 with a bullet repayment after five years. In addition, the EIB and the Company amended the financial covenants in the Finance Contract to replace the Total Net Financial Debt to EBITDA ratio with the Minimum Cash Covenant. As of June 30, 2020, pursuant to the semi-annual financial testing prescribed by the Finance Contract, as amended, the Company was in compliance with the Minimum Cash Covenant. For further information related to covenants, refer to Note 21. “Capital management”

At the time tranche B1 of € 5 million was received in June 2020, the EIB under the Synthetic Warrant Agreement, as last amended on May 29, 2020, was entitled to receive as consideration cash equal to the market value of 404,928 ordinary shares of the Company (or equivalent number of ADS of the Company) at the maturity date (5 years after draw down), after the occurrence of a trigger event, or on the expiration date (10 years after draw down of the first tranche). Related to tranche B1, voxeljet and the EIB also agreed under the Finance Contract, last amended on May 29, 2020, a PIK interest (payment in kind interest) rate of 5% in addition to a 7% fixed interest rate. As a result of the capital increases in January and February 2021, under the anti-dilution protection clause, the number of ordinary shares under the Synthetic Warrant Agreement was increased to 494,068. Due to the further capital increase in July 2021, also under the anti-dilution protection clause, the number of ordinary shares under the Synthetic Warrant Agreement was increased to 588,361.

In March 2021, the Company discovered that its calculation of cash and cash equivalents for determining compliance with the Minimum Cash Covenant was incorrect and, accordingly, the Company was not in compliance with the Minimum Cash Covenant as of December 31, 2020. Also in March 2021, the Company received a waiver from the EIB for the noncompliance with the Minimum Cash Covenant, pursuant to which (i) the EIB agreed that it will not demand immediate repayment of the outstanding amounts owed and (ii) the EIB and the Company amended the financial covenants in the Finance Contract to clarify the calculation of cash and cash equivalents for determining compliance with the Minimum Cash Covenant. Since March 2021, the Company has been in compliance with the Minimum Cash Covenant, and all other requirements under the Finance Contract.